Related Party Transactions - Schedule of Remuneration of Directors and Key Management Personnel (Details) - Related Party [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Consulting fees	$ 101,100	$ 51,250	$ 261,933	$ 153,750
Salaries	67,353	159,874	445,009	476,126
Share-based compensation	30,764	124,994	(1,819)	247,348
Total	$ 199,217	$ 336,118	$ 705,123	$ 877,224